POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
POST-EMPLOYMENT BENEFITS

18. POST-EMPLOYMENT BENEFITS

We sponsor post-employment pension and medical plans subject to broadly similar regulatory frameworks in Canada and the United States. For funded plans, we contribute to trustee-administered plans that are legally separate from Agrium. Regulations in each country govern the administration of assets that we hold in trust for the plans. We are responsible for governance, which includes oversight of all aspects of the plans, including investment and contribution decisions. Our pension committee assists in managing the plans, including the appointment of independent trustees, actuaries and investment professionals. Fewer than 5 percent of our employees are members of defined benefit pension plans that provide pension benefits at retirement based on years of service and/or earnings. Entitlement to benefits is generally conditional on the employee remaining in service for a minimum period or reaching a specified age. We engage a qualified actuary to perform calculations of our net benefit obligations using the projected unit credit method.

Post-employment benefit plans expose us to actuarial risks such as longevity risk, interest rate risk and market (investment) risk. We fund the cost of the registered and qualified defined benefit pension plans based on minimum statutory requirements. Our contributions include the cost of any current year accrual and any amortized payments relating to past service. We have the right to increase contributions beyond the minimum requirement. We do not fund the majority of pension obligations for executive plans. Employees cannot contribute to the defined benefit pension plans. The estimated contribution to fund our defined benefit pension plans for 2018 is $5-million.

	Defined benefit			Other post-employment
Continuity of obligation and plan assets	pension plans			benefit plans
		Plan			Plan
	Obligation	assets	Net	Obligation	assets	Net	Total
December 31, 2016	(331)	266	(65)	(76)	-	(76)	(141)
Expense included in earnings
Service cost	(7)	-	(7)	(3)	-	(3)	(10)
Interest (expense) income	(9)	7	(2)	(3)	-	(3)	(5)
Settlements	3	-	3	-	-	-	3
Administrative costs	-	(1)	(1)	-	-	-	(1)
	(13)	6	(7)	(6)	-	(6)	(13)
Included in other comprehensive income
Actuarial gain (loss) arising from:
Changes in demographic assumptions	1	-	1	-	-	-	1
Changes in financial assumptions	(13)	-	(13)	(5)	-	(5)	(18)
Return on plan assets, excluding interest	-	12	12	-	-	-	12
	(12)	12	-	(5)	-	(5)	(5)
Cash flows
Employee contributions	-	-	-	(1)	-	(1)	(1)
Employer contributions	2	19	21	2	-	2	23
Benefits paid	109	(109)	-	1	-	1	1
	111	(90)	21	2	-	2	23
Foreign currency exchange and translation	(13)	11	(2)	(4)	-	(4)	(6)
December 31, 2017	(258)	205	(53)	(89)	-	(89)	(142)
Arising from:
Funded plans	(194)			-			(194)
Unfunded plans	(64)			(89)			(153)
December 31, 2017	(258)			(89)			(347)

	Defined benefit			Other post-employment
Continuity of obligation and plan assets	pension plans			benefit plans
		Plan			Plan
	Obligation	assets	Net	Obligation	assets	Net	Total
December 31, 2015	(310)	253	(57)	(67)	-	(67)	(124)
Expense included in earnings
Service cost	(6)	-	(6)	(3)	-	(3)	(9)
Past service cost	(2)	-	(2)	-	-	-	(2)
Interest (expense) income	(13)	10	(3)	(2)	-	(2)	(5)
Settlements	3	-	3	-	-	-	3
	(18)	10	(8)	(5)	-	(5)	(13)
Included in other comprehensive income
Actuarial gain (loss) arising from:
Liability experience adjustments	(1)	-	(1)	(1)	-	(1)	(2)
Changes in financial assumptions	(12)	-	(12)	(1)	-	(1)	(13)
Return on plan assets, excluding interest	-	5	5	-	-	-	5
	(13)	5	(8)	(2)	-	(2)	(10)
Cash flows
Employee contributions	-	-	-	(1)	-	(1)	(1)
Employer contributions	2	7	9	2	-	2	11
Benefits paid	14	(14)	-	1	-	1	1
	16	(7)	9	2	-	2	11
Foreign currency exchange and translation	(6)	5	(1)	(4)	-	(4)	(5)
December 31, 2016	(331)	266	(65)	(76)	-	(76)	(141)
Arising from:
Funded plans	(276)			-			(276)
Unfunded plans	(55)			(76)			(131)
December 31, 2016	(331)			(76)			(407)

Post-employment benefits expense	2017	2016
Defined contribution pension plans	52	50
Defined benefit pension plans	7	8
Other post-employment benefit plans	6	5
	65	63
Expense line items
Cost of product sold	34	30
General and administrative	21	24
Other expenses	5	4
Other finance costs	5	5
	65	63

Assumptions and sensitivities

	Future benefits		Future benefits
Actuarial assumptions (%)	obligation		expense
(expressed as weighted averages)	2017	2016	2017	2016
Defined benefit pension plans
Discount rate	3	4	3	3
Expected long-term rate of return on assets	N/A	N/A	3	3
Rate of increase in compensation levels	3	3	3	3
Other post-employment benefit plans
Discount rate	4	4	4	4

Basis for key assumptions
Discount rate – liabilities	High-quality (minimum AA) fixed income investments with cash flows that match the currency, timing and amount of the expected cash flows of the plans
Rate of return – assets	Long-term expectations of inflation and real return for each asset class, weighted in accordance with the investment policy for the plans
Real returns and inflation	Current market conditions, historical capital market data and future expectations
Life expectancy	Actuarial mortality tables published in Canada and the United States

	2017	2016
Assumed and ultimate health care cost trend rates
Health care cost trend rate assumed for the next fiscal year (%)	6	7
Ultimate health care cost trend rate (%)	5	5
Fiscal year the rate reaches the ultimate trend rate	2023	2023
Mortality assumptions per latest available standard mortality tables (remaining years)
Average life expectancy – currently aged 60 years (2016 - 65 years)
Male	25	22
Female	27	24
Average duration of benefit obligation (years)
Active members	19	18
Retired members	12	11
Average duration of the benefit obligation	15	14

A 1 percent change in discount rate would change our defined benefit obligation by $53-million.

Asset allocation and investment strategy

Our investment objective for our defined benefit pension plans is to maximize long-term return on plan assets using a mix of equities and fixed-income investments while maintaining an appropriate level of risk. Our policy is to not invest in commodities, precious metals, mineral rights, bullion or collectibles. We may use derivative financial instruments to create a desirable asset mix position, adjust the duration of a fixed income portfolio, replicate the investment performance of interest rates or a recognized capital market index, manage currency exposure or reduce risk. We do not use derivative financial instruments to create exposures to securities that our investment policy would not permit.

	Target
Defined benefit pension plans – asset allocation	allocation	Plan assets
Asset categories (%)	2018	2017	2016
Equity securities (with quoted market prices)	46
Canadian equity funds		13	11
U.S. equity funds		3	1
International equity funds		26	15
Emerging market equity funds		7	4
Debt securities (with quoted market prices)	53
Canadian debt securities		50	34
U.S. debt securities		1	22
Cash and other	1	-	13